Average Annual Total Returns		12 Months Ended	37 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Rayliant Wilshire NxtGen US Large Cap Equity ETF | FT Wilshire US Large NxtGen Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		29.07%	11.39%
Rayliant Wilshire NxtGen US Large Cap Equity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.50%	8.74%
Rayliant Wilshire NxtGen US Large Cap Equity ETF | MSCI World Index (Net) (USD) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.67%	6.87%
Rayliant Wilshire NxtGen US Large Cap Equity ETF | Rayliant Wilshire NxtGen US Large Cap Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		28.03%	9.44%
Rayliant Wilshire NxtGen US Large Cap Equity ETF | Rayliant Wilshire NxtGen US Large Cap Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.73%	9.10%
Rayliant Wilshire NxtGen US Large Cap Equity ETF | Rayliant Wilshire NxtGen US Large Cap Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.81%	7.29%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | FT Wilshire Emerging Large NxtGen Index (Net) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent		12.19%	5.61%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.50%	(1.37%)
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | MSCI Emerging Markets ex-China Index (Net) (USD) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.56%	0.95%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | Rayliant Wilshire NxtGen Emerging Markets Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.87%	1.88%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | Rayliant Wilshire NxtGen Emerging Markets Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.39%	1.30%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | Rayliant Wilshire NxtGen Emerging Markets Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.10%	1.63%

[1]	Effective December 19, 2025, the Fund’s broad-based securities market index changed from the MSCI World Index (Net) (USD) to the S&P 500 Index because the Adviser believes S&P 500 Index better reflects the Fund’s investment universe.
[2]	Effective December 19, 2025, the Fund’s broad-based securities market index changed from the MSCI World Index (Net) (USD) to the MSCI Emerging Markets Index because the Adviser believes the MSCI Emerging Markets Index better reflects the Fund’s investment universe.